LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases
SCHEDULE OF CONSOLIDATED LEASE COST

The following table presents the consolidated lease cost for amounts included in the measurement of lease liabilities for operating leases for the years ended December 31, 2024, and 2023, respectively:

	Years Ended December 31,
	2024	2023
Lease Cost:
Amortization of Right-of-Use Assets	$508,156	$492,806
Interest on Lease Liabilities	896,673	1,000,997
Operating lease cost	76,353	2,042
Total lease cost(1)	$1,481,182	$1,495,845

(1)	Included in “Cost of sales”, “Sales and Marketing” and “General and Administrative “expenses in the accompanying consolidated statements of operations.

The following table presents weighted-average remaining lease terms and weighted-average discount rates for the consolidated operating leases as of December 31, 2024 and 2023, respectively:

	December 31,
	2024	2023
Weighted-average remaining lease term – operating leases (in years)	5.3	6
Weighted-average discount rate – operating leases	22%	22%

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

Maturities of lease liabilities for the years through 2029 and thereafter are as follows:

Amounts
Years Ending
2025	$1,273,874
2026	1,257,726
2027	1,240,392
2028	1,225,327
2029	1,203,001
thereafter	684,779
Total lease payments	$6,885,099
Less: Interest	(2,943,539)
Total Lease Liabilities	$3,941,560